BASIS OF PRESENTATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012 state M bed hospital center	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Description of Business
Number of acute care hospitals operated by subsidiaries	50
Number of academic medical centers operated by subsidiaries	4
Number of hospitals classified in discontinued operations	1
Number of critical access hospitals operated by subsidiaries	1
Number of licensed beds in hospitals operated by subsidiaries	13,509
Number of states in which subsidiaries of the entity operate hospitals	11
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers operated by subsidiaries	101
Number of states in which free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers are operated by subsidiaries	12
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers classified in discontinued operations	3
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	$ 2,491	$ 2,429
Gross Carrying Amount	881		849
Accumulated Amortization	(375)		(360)
Net Book Value	506		489
Cash Equivalents
Cash equivalents maximum maturity period (in months)	3
Cash and cash equivalents	104	267	113	405
Book overdrafts classified as accounts payable	186		252
Cash and cash equivalents related to captive insurance subsidiaries	83		92
Repatriated excess cash from foreign insurance subsidiary to corporate domestic bank account		21
Accrued property and equipment purchases for items received but not yet paid	51		109
Accrued property and equipment purchases, for items received but not yet paid, included in accounts payable	45		104
Non-cancellable capital leases primarily for equipment	17
Estimated future amortization of intangibles with finite useful lives
Total	506
2012	56
2013	69
2014	65
2015	55
2016	52
Later years	209
Capitalized software costs
Summary of significant accounting policies
Gross Carrying Amount	787		756
Accumulated Amortization	(356)		(344)
Net Book Value	431		412
Long-term debt issuance costs
Summary of significant accounting policies
Gross Carrying Amount	88		88
Accumulated Amortization	(18)		(15)
Net Book Value	70		73
Other
Summary of significant accounting policies
Gross Carrying Amount	6		5
Accumulated Amortization	(1)		(1)
Net Book Value	5		4
Medicare
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	629	542
Medicaid
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	177	269
Managed care
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	1,326	1,279
Indemnity, self-pay and other
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	241	249
Acute care hospitals-other revenue
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	24	25
Other operations
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	$ 94	$ 65